Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Estimated Useful Lives of Assets	Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings, Roads, Bridge and culverts	4 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furnitures and fixtures	3 to 21 years

Summary of Property, Plant and Equipment
13B.	Property, plant and equipment consists of the following:

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work-in- progress		Total

	(In millions)

Cost as at April 1, 2022	Rs.	315,947.4	Rs.	1,451,199.1	Rs.	5,510.3	Rs.	28,882.2	Rs.	17,937.4	Rs.	3,290.0	Rs.	36,653.9	Rs.	1,859,420.3
Additions		6,826.8		51,123.1		550.1		3,322.7		717.3		—		74,857.5		137,397.5
Additions on account of Ford plant acquisition (refer note below)		6,277.1		—		—		—		—		—		3,132.2		9,409.3
Transferred to gross block		—		—		—		—		—		—		(60,255.3)		(60,255.3)
Assets held for sale		(6,157.0)		—		—		—		—		(186.5)		—		(6,343.5)
Write down of assets		—		—		—		—		—		—		(1.0)		(1.0)
Currency translation		7,560.9		27,574.1		41.4		558.4		372.4		2.4		1,276.3		37,385.9
Disposals/Adjustments		(1,508.0)		(28,649.5)		(1,122.8)		(196.4)		(184.8)		(379.7)		—		(32,041.2)

Cost as at March 31, 2023		328,947.2		1,501,246.8		4,979.0		32,566.9		18,842.3		2,726.2		55,663.6		1,944,972.0

Accumulated Depreciation as at April 1, 2022		(80,641.9)		(952,946.5)		(3,401.1)		(19,180.1)		(12,172.7)		(1,944.2)		—		(1,070,286.5)
Depreciation for the year		(12,808.2)		(99,218.5)		(527.8)		(2,356.9)		(925.7)		—		—		(115,837.1)
Assets held for sale		575.6		—		—		—		—		—		—		575.6
Reversal of impairment loss (refer note 18(c))		—		587.7		—		—		—		—		—		587.7
Currency translation		(2,421.2)		(19,836.6)		(219.9)		(336.4)		(244.6)		—		—		(23,058.7)
Disposals/Adjustments		365.6		27,056.3		926.7		167.9		142.4		—		—		28,659.0

Accumulated Depreciation as at March 31, 2023		(94,930.1)		(1,044,357.6)		(3,222.1)		(21,705.5)		(13,200.6)		(1,944.2)		—		(1,179,360.1)

Net carrying amount as at March 31, 2023	Rs.	234,017.1	Rs.	456,889.2	Rs.	1,756.9	Rs.	10,861.4	Rs.	5,641.7	Rs.	782.0	Rs.	55,663.6	Rs.	765,611.9

															US$	9,317.4

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work-in- progress		Total
	(In millions)

Cost as at April 1, 2021	Rs.	315,064.9	Rs.	1,356,630.4	Rs.	6,697.1	Rs.	27,432.1	Rs.	18,110.0	Rs.	3,536.9	Rs.	85,087.8	Rs.	1,812,559.1
Additions		6,150.5		124,013.6		549.8		2,273.3		1,215.3		50.8		82,887.8		217,141.1
Transferred to Gross Block		—		—		—		—		—		—		(130,754.0)		(130,754.0)
Assets held for sale		(915.5)		—		—		—		—		(191.6)		—		(1,107.1)
Write down of assets		—		—		—		—		—		—		(722.8)		(722.8)
Currency translation		(3,918.8)		(17,141.6)		(43.8)		(619.7)		(643.0)		(17.4)		155.1		(22,229.2)
Disposals/Adjustments		(433.7)		(12,303.3)		(1,692.9)		(203.4)		(745.0)		(88.7)		—		(15,467.0)

Cost as at March 31, 2022		315,947.4		1,451,199.1		5,510.3		28,882.2		17,937.4		3,290.0		36,653.9		1,859,420.3

Accumulated Depreciation as at April 1, 2021		(69,641.1)		(885,252.8)		(3,489.9)		(17,538.9)		(11,924.7)		(1,670.9)		—		(989,518.3)
Depreciation for the year		(12,862.1)		(91,543.2)		(870.3)		(2,166.9)		(1,013.3)		—		—		(108,455.8)
Assets held for sale		608.8		—		—		—		—		—		—		608.8
Reversal of impairment loss (refer note 18 (c))		—		264.0		0.6		24.6		63.6				—		352.8
Write down of assets		—		—		—		—		—		(273.3)				(273.3)
Currency translation		1,077.5		11,583.1		32.6		345.5		151.1		—		—		13,189.8
Disposals/Adjustments		175.0		12,002.4		925.9		155.6		550.7		—		—		13,809.5

Accumulated Depreciation as at March 31, 2022		(80,641.9)		(952,946.5)		(3,401.1)		(19,180.1)		(12,172.7)		(1,944.2)		—	Rs.	(1,070,286.5)

Net carrying amount as at March 31, 2022	Rs.	235,305.5	Rs.	498,252.6	Rs.	2,109.2	Rs.	9,702.1	Rs.	5,764.7	Rs.	1,345.8	Rs.	36,653.9	Rs.	789,133.7